Dividends - Schedule of dividends announced and paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																									12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 £ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 £ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 £ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 £ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 £ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 £ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 £ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 £ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 £ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)		$ 0.08000	£ 0.062959	$ 0.08000	£ 0.060498	$ 0.07270	£ 0.056825	$ 0.07270	£ 0.056922	$ 0.07270	£ 0.057367	$ 0.07270	£ 0.057320	$ 0.06610	£ 0.053089	$ 0.06610	£ 0.055507	$ 0.06006	£ 0.049402	$ 0.06006	£ 0.051684	$ 0.05460	£ 0.043556	$ 0.05460	£ 0.041595	$ 0.30540	£ 0.237204	$ 0.27760	£ 0.223283	$ 0.22932	£ 0.186237
Dividend paid per ordinary share		$ 1,283		$ 1,297		$ 1,204		$ 1,218		$ 1,224		$ 1,249		$ 1,152		$ 1,183		$ 1,088		$ 1,140		$ 1,061		$ 1,068		$ 5,003		$ 4,809		$ 4,358
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																										$ 1		$ 1		$ 1
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																										$ 0.08000
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share	$ 1,265